Shareholder Report, Line Graph (Details) - USD ($)	7 Months Ended	12 Months Ended	34 Months Ended	39 Months Ended	44 Months Ended	60 Months Ended	65 Months Ended	79 Months Ended	86 Months Ended	92 Months Ended	113 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Apr. 04, 2024	Oct. 31, 2023	Oct. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Jul. 29, 2021	Feb. 26, 2021	Oct. 31, 2020	Oct. 31, 2019	Jun. 14, 2019	Oct. 31, 2018	Mar. 29, 2018	Oct. 31, 2017	Aug. 30, 2017	Feb. 28, 2017	Oct. 31, 2016	Oct. 31, 2015	May 28, 2015	Oct. 31, 2014
C000024900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class A
Account Value	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31	$ 15,853.31								$ 12,396.69	$ 11,964.61		$ 18,201.77			$ 13,495.91	$ 10,737.21		$ 9,587.69		$ 11,193.8			$ 9,127.81	$ 9,743.44		$ 9,473.36
Average Annual Return, Percent		21.20%				6.94%						4.72%
C000024900 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class A—excluding sales load
Average Annual Return, Percent		27.88%				8.11%						5.28%
C000024901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class B
Account Value	16,261.41	$ 16,261.41	16,261.41	16,261.41	16,261.41	$ 16,261.41	16,261.41	16,261.41	16,261.41	16,261.41	16,261.41	$ 16,261.41								12,715.81	12,272.61		18,680.51			13,835.2	10,995.05		9,832.72		11,568.33			9,504.53	10,204.16		10,000.01
Average Annual Return, Percent		23.91%				8.00%						4.98%
C000024901 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		27.91%				8.14%						4.98%
C000024902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class C
Account Value	15,690.66	$ 15,690.66	15,690.66	15,690.66	15,690.66	$ 15,690.66	15,690.66	15,690.66	15,690.66	15,690.66	15,690.66	$ 15,690.66								12,269.5	11,841.86		18,166.55			13,570.82	10,884.42		9,799.5		11,539.39			9,481.76	10,199.46		10,000
Average Annual Return, Percent		26.17%				7.27%						4.61%
C000024902 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		27.17%				7.27%						4.61%
C000039971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class I
Account Value	16,962.6	$ 16,962.6	16,962.6	16,962.6	16,962.6	$ 16,962.6	16,962.6	16,962.6	16,962.6	16,962.6	16,962.6	$ 16,962.6								13,253.6	12,793.12		19,464.9			14,425.3	11,450.76		10,186.29		11,882.44			9,673.15	10,304.22		10,000
Average Annual Return, Percent		27.98%				8.18%						5.43%
C000095957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger International Opportunities Fund Class Z
Account Value	873,862.79	$ 873,862.79	873,862.79	873,862.79	873,862.79	$ 873,862.79	873,862.79	873,862.79	873,862.79	873,862.79	873,862.79	$ 873,862.79								680,185.97	653,297.83		990,242.5			731,649.07	579,619.01		514,573.47		598,526.37			485,988.6	516,340		500,000
Average Annual Return, Percent		28.48%				8.56%						5.74%
C000024903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class A
Account Value	20,060.57	$ 20,060.57	20,060.57	20,060.57	20,060.57	$ 20,060.57	20,060.57	20,060.57	20,060.57	20,060.57	20,060.57	$ 20,060.57								15,624.04	17,463.32		29,042.92			22,466.1	15,732.67		14,309.72		12,449.64			9,114.92	9,486.64		9,471.45
Average Annual Return, Percent		21.62%				3.85%						7.21%
C000024903 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class A—excluding sales load
Average Annual Return, Percent		28.40%				4.98%						7.79%
C000024904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class B
Account Value	20,428.32	$ 20,428.32	20,428.32	20,428.32	20,428.32	$ 20,428.32	20,428.32	20,428.32	20,428.32	20,428.32	20,428.32	$ 20,428.32								15,910.45	17,783.45		29,595.61			22,875.64	16,032.45		14,639.74		12,849.79			9,467.21	9,944.71		10,000
Average Annual Return, Percent		24.44%				4.79%						7.40%
C000024904 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		28.44%				4.96%						7.40%
C000024905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class C
Account Value	19,881.93	$ 19,881.93	19,881.93	19,881.93	19,881.93	$ 19,881.93	19,881.93	19,881.93	19,881.93	19,881.93	19,881.93	$ 19,881.93								15,484.9	17,307.81		29,001.04			22,584.1	15,931.3		14,633.16		12,811.56			9,454.19	9,929.56		10,000
Average Annual Return, Percent		26.20%				4.17%						7.11%
C000024905 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		27.20%				4.17%						7.11%
C000095958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class Y
Account Value	389,172.52	$ 389,172.52	$ 389,172.52	389,172.52	389,172.52	$ 389,172.52	389,172.52	389,172.52	389,172.52	389,172.52	389,172.52	$ 389,172.52								302,023.12	336,343.93	$ 500,000
Average Annual Return, Percent		28.85%	(8.47%)
C000232602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Growth Fund Class Z
Account Value	1,096,478.79	$ 1,096,478.79	$ 1,096,478.79	1,096,478.79	1,096,478.79	$ 1,096,478.79	1,096,478.79	1,096,478.79	1,096,478.79	1,096,478.79	1,096,478.79	$ 1,096,478.79								851,730.26	948,749.89		1,572,285.47			1,212,594.22	845,750.22		766,587.99		664,881.47			484,744.98	502,598.73		500,000
Average Annual Return, Percent		28.74%				5.33%						8.17%
C000024906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class A
Account Value	30,105.47	$ 30,105.47	30,105.47	30,105.47	30,105.47	$ 30,105.47	30,105.47	30,105.47	30,105.47	30,105.47	30,105.47	$ 30,105.47								22,662.02	20,344.57		22,996.52			15,956.44	15,055.54		13,213.19		12,491.03			10,137.37	9,878.89		9,475.85
Average Annual Return, Percent		25.86%				13.64%						11.65%
C000024906 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class A—excluding sales load
Average Annual Return, Percent		32.85%				14.87%						12.25%
C000024908 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class C
Account Value	29,912.42	$ 29,912.42	29,912.42	29,912.42	29,912.42	$ 29,912.42	29,912.42	29,912.42	29,912.42	29,912.42	29,912.42	$ 29,912.42								22,516.66	20,214.06		23,019.13			16,096.6	15,302.87		13,527.78		12,888.8			10,540.6	10,346.86		10,000
Average Annual Return, Percent		30.84%				14.00%						11.58%
C000024908 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		31.84%				14.00%						11.58%
C000111113 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Growth & Income Fund Class Z
Account Value	1,639,925.15	$ 1,639,925.15	1,639,925.15	1,639,925.15	1,639,925.15	$ 1,639,925.15	1,639,925.15	1,639,925.15	1,639,925.15	1,639,925.15	1,639,925.15	$ 1,639,925.15								1,230,596.88	1,101,256.34		1,240,900.8			858,493.96	806,914.92		705,404.44		664,482.88			537,841.31	522,627.56		500,000
Average Annual Return, Percent		33.26%				15.24%						12.61%
C000024909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class A
Account Value	23,926.86	$ 23,926.86	23,926.86	23,926.86	23,926.86	$ 23,926.86	23,926.86	23,926.86	23,926.86	23,926.86	23,926.86	$ 23,926.86								17,668.06	17,635.46		28,971.81			20,112.11	14,229.09		12,824.8		12,124.21			9,180.92	9,594.96		9,477.95
Average Annual Return, Percent		28.32%				9.76%						9.12%
C000024909 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class A—excluding sales load
Average Annual Return, Percent		35.42%				10.95%						9.70%
C000024910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class B
Account Value	24,473.82	$ 24,473.82	24,473.82	24,473.82	24,473.82	$ 24,473.82	24,473.82	24,473.82	24,473.82	24,473.82	24,473.82	$ 24,473.82								18,071.95	18,038.61		29,651.49			20,557.17	14,537.32		13,137.42		12,514.49			9,536.5	10,046.35		10,000
Average Annual Return, Percent		31.20%				10.83%						9.36%
C000024910 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class B—excluding contingent deferred sales charges
Average Annual Return, Percent		35.20%				10.93%						9.36%
C000024911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class C
Account Value	23,670.44	$ 23,670.44	23,670.44	23,670.44	23,670.44	$ 23,670.44	23,670.44	23,670.44	23,670.44	23,670.44	23,670.44	$ 23,670.44								17,478.72	17,446.47		28,882.83			20,210.36	14,409.49		13,096.4		12,479.54			9,532.17	10,035.09		10,000
Average Annual Return, Percent		33.29%				10.07%						9.00%
C000024911 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		34.29%				10.07%						9.00%
C000156504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Growth Fund Class Z
Account Value	1,168,078.83	$ 1,168,078.83	1,168,078.83	1,168,078.83	1,168,078.83	$ 1,168,078.83	1,168,078.83	1,168,078.83	1,168,078.83	1,168,078.83	$ 1,168,078.83	$ 1,168,078.83								860,528.2	855,926.44		1,401,940.53			969,880.04	684,223.39		614,896.1		579,914.53			437,606.84	455,982.91	$ 500,000
Average Annual Return, Percent		35.74%				11.29%					9.42%
C000024912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class A
Account Value	36,632.61	$ 36,632.61	36,632.61	36,632.61	36,632.61	$ 36,632.61	36,632.61	36,632.61	36,632.61	36,632.61	$ 36,632.61	$ 36,632.61								23,176.58	19,816.82		30,431.54			22,472.92	16,672.13		14,460.87		13,371.4			10,298.72	10,342.66		9,475.62
Average Annual Return, Percent		49.76%				15.80%						13.86%
C000024912 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class A—excluding sales load
Average Annual Return, Percent		58.06%				17.05%						14.48%
C000024914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class C
Account Value	36,434.59	$ 36,434.59	36,434.59	36,434.59	36,434.59	$ 36,434.59	36,434.59	36,434.59	36,434.59	36,434.59	36,434.59	$ 36,434.59								23,051.3	19,709.71		30,493.01			22,682.63	16,949.99		14,811.62		13,797.88			10,706.39	10,833.23		10,000
Average Annual Return, Percent		55.92%				16.18%						13.80%
C000024914 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		56.92%				16.18%						13.80%
C000095959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Capital Appreciation Fund Class Z
Account Value	2,001,690.89	$ 2,001,690.89	2,001,690.89	2,001,690.89	2,001,690.89	$ 2,001,690.89	2,001,690.89	2,001,690.89	2,001,690.89	2,001,690.89	2,001,690.89	$ 2,001,690.89								1,261,529.54	1,074,193.55		1,644,179.79			1,210,270.7	894,785.08		773,454.16		712,773.58			547,246.55	547,680.35		500,000
Average Annual Return, Percent		58.67%				17.47%						14.88%
C000024915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class A
Account Value	19,032.94	$ 19,032.94	19,032.94	19,032.94	19,032.94	$ 19,032.94	19,032.94	19,032.94	19,032.94	19,032.94	19,032.94	$ 19,032.94								16,024.96	18,338.12		25,228.53			19,539.31	15,254.09		14,960.83		13,018.51			8,284.04	9,639.69		9,476.28
Average Annual Return, Percent		12.53%				3.41%						6.65%
C000024915 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class A—excluding sales load
Average Annual Return, Percent		18.77%				4.53%						7.22%
C000024917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class C
Account Value	18,889.53	$ 18,889.53	18,889.53	18,889.53	18,889.53	$ 18,889.53	18,889.53	18,889.53	18,889.53	18,889.53	18,889.53	$ 18,889.53								15,904.22	18,199.94		25,223.43			19,688.42	15,487.49		15,303.69		13,421.07			8,611.24	10,095.26		10,000
Average Annual Return, Percent		17.01%				3.73%						6.57%
C000024917 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		18.01%				3.73%						6.57%
C000156505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Health Sciences Fund Class Z
Account Value	886,420.78	$ 886,420.78	886,420.78	886,420.78	886,420.78	$ 886,420.78	886,420.78	886,420.78	886,420.78	886,420.78	$ 886,420.78	$ 886,420.78								743,539.81	847,707.22		1,162,097.32			897,190.52	698,183.39		682,240.26		591,614.9			375,089.97	434,278.87	500,000
Average Annual Return, Percent		19.22%				4.89%					6.26%
C000024918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class A
Account Value	21,624.4	$ 21,624.4	21,624.4	21,624.4	21,624.4	$ 21,624.4	21,624.4	21,624.4	21,624.4	21,624.4	$ 21,624.4	$ 21,624.4								16,898.76	19,320.03		33,328.58			22,248.27	16,290.41		14,600.86		12,693.71			9,358.53	9,445.71		9,475.22
Average Annual Return, Percent		21.26%				4.69%						8.02%
C000024918 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class A—excluding sales load
Average Annual Return, Percent		27.96%				5.83%						8.60%
C000024920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class C
Account Value	21,474.82	$ 21,474.82	21,474.82	21,474.82	21,474.82	$ 21,474.82	21,474.82	21,474.82	21,474.82	21,474.82	21,474.82	$ 21,474.82								16,781.86	19,186.38		33,341.67			22,424.53	16,534.39		14,935.75		13,088.56			9,721	9,891.2		10,000
Average Annual Return, Percent		26.16%				5.04%						7.94%
C000024920 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		27.16%				5.04%						7.94%
C000051550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class I
Account Value	22,814.08	$ 22,814.08	22,814.08	22,814.08	22,814.08	$ 22,814.08	22,814.08	22,814.08	22,814.08	22,814.08	22,814.08	$ 22,814.08								17,829.35	20,398.28		35,178.84			23,482.53	17,179.62		15,392.22		13,391.42			9,873.59	9,951.75		10,000
Average Annual Return, Percent		27.96%				5.84%						8.60%
C000095960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class Y
Account Value	938,145.27	$ 938,145.27	938,145.27	938,145.27	938,145.27	$ 938,145.27	938,145.27	938,145.27	$ 938,145.27	938,145.27	938,145.27	$ 938,145.27								729,818.85	831,276.53		1,428,501.05			950,089.44	693,073.93		618,154.56		535,452.32	$ 500,000
Average Annual Return, Percent		28.54%				6.24%			9.17%
C000193201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Weatherbie Specialized Growth Fund Class Z
Account Value	1,179,404.43	$ 1,179,404.43	1,179,404.43	1,179,404.43	1,179,404.43	$ 1,179,404.43	1,179,404.43	1,179,404.43	$ 1,179,404.43	1,179,404.43	1,179,404.43	$ 1,179,404.43								918,685.32	1,046,988.73		1,799,503.78			1,197,152.63	873,805.33		780,587.12		676,566.32			497,066.24	499,906.73		500,000
Average Annual Return, Percent		28.38%				6.18%						8.96%
C000059337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class A
Account Value	18,346.75	$ 18,346.75	18,346.75	18,346.75	18,346.75	$ 18,346.75	18,346.75	18,346.75	18,346.75	18,346.75	18,346.75	$ 18,346.75								14,008.6	16,981.04		29,729.59			24,559.23	18,226.48		17,099.15		13,387.76			10,020.62	9,832.06		9,473.68
Average Annual Return, Percent		24.12%				(0.94%)						6.26%
C000059337 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class A—excluding sales load
Average Annual Return, Percent		30.97%				0.13%						6.83%
C000059339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class C
Account Value	18,298.92	$ 18,298.92	18,298.92	18,298.92	18,298.92	$ 18,298.92	18,298.92	18,298.92	18,298.92	18,298.92	18,298.92	$ 18,298.92								13,972.08	16,936.77		29,835.12			24,827.24	18,549.1		17,538.18		13,829.1			10,438.02	10,305.63		10,000
Average Annual Return, Percent		29.08%				(0.52%)						6.23%
C000059339 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		30.08%				(0.52%)						6.23%
C000059340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class I
Account Value	19,547.08	$ 19,547.08	19,547.08	19,547.08	19,547.08	$ 19,547.08	19,547.08	19,547.08	19,547.08	19,547.08	19,547.08	$ 19,547.08								14,913.7	18,037.09		31,518.22			26,028.38	19,300.76		18,108.41		14,172.49			10,610.82	10,406.76		10,000
Average Annual Return, Percent		31.07%				0.25%						6.93%
C000095961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class Y
Account Value	842,111.38	$ 842,111.38	842,111.38	842,111.38	842,111.38	$ 842,111.38	842,111.38	842,111.38	842,111.38	$ 842,111.38	842,111.38	$ 842,111.38								640,971.5	772,187.21		1,344,792.16			1,107,262.03	818,275.98		765,038.71		597,061.09		$ 500,000
Average Annual Return, Percent		31.38%				0.58%				7.03%
C000179520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Small Cap Focus Fund Class Z
Account Value	1,007,460.99	$ 1,007,460.99	1,007,460.99	1,007,460.99	1,007,460.99	$ 1,007,460.99	1,007,460.99	1,007,460.99	1,007,460.99	$ 1,007,460.99	1,007,460.99	$ 1,007,460.99								766,703.64	923,764.23		1,609,629.56			1,325,321.3	979,534.8		915,805.98		714,720.46			533,725.83	522,153.29		500,000
Average Annual Return, Percent		31.40%				0.56%						7.26%
C000199574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger 35 Fund Class Z
Account Value	1,263,784.44	$ 1,263,784.44	1,263,784.44	1,263,784.44	1,263,784.44	$ 1,263,784.44	1,263,784.44	$ 1,263,784.44	1,263,784.44	1,263,784.44	1,263,784.44	$ 1,263,784.44								786,210.37	775,472.02		1,273,208.44			882,516.56	587,480.62		519,000	$ 500,000
Average Annual Return, Percent		60.74%				16.56%		15.10%
C000228969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class A
Account Value	8,317.48	$ 8,317.48	8,317.48	$ 8,317.48	8,317.48	$ 8,317.48	8,317.48	$ 8,317.48	8,317.48	8,317.48	8,317.48	8,317.48								5,784.96	6,198.54		10,737.85	$ 9,472.96
Average Annual Return, Percent		36.20%		(5.50%)
C000228969 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class A—excluding sales load
Average Annual Return, Percent		43.78%		(3.92%)
C000228970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class C
Account Value	8,556.29	$ 8,556.29	8,556.29	$ 8,556.29	8,556.29	8,556.29	8,556.29	8,556.29	8,556.29	8,556.29	8,556.29	8,556.29								6,000.73	6,475.18		11,315.92	10,000
Average Annual Return, Percent		41.59%		(4.67%)
C000228970 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent		42.59%		(4.67%)
C000206144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class I
Account Value	18,426.86	$ 18,426.86	18,426.86	$ 18,426.86	18,426.86	$ 18,426.86	$ 18,426.86	18,426.86	18,426.86	18,426.86	18,426.86	18,426.86								12,811.81	13,715.64		23,761.21			15,100	9,720	$ 10,000
Average Annual Return, Percent		43.83%				13.65%	12.03%
C000225967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class Y
Account Value	447,202.69	$ 447,202.69	447,202.69	447,202.69	$ 447,202.69	$ 447,202.69	$ 447,202.69	447,202.69	447,202.69	447,202.69	447,202.69	447,202.69								309,726.28	330,482.52		570,460.05		$ 500,000
Average Annual Return, Percent		44.39%			(2.99%)
C000206145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Mid Cap Focus Fund Class Z
Account Value	934,732.73	$ 934,732.73	934,732.73	934,732.73	$ 934,732.73	$ 934,732.73	$ 934,732.73	934,732.73	934,732.73	934,732.73	934,732.73	934,732.73								648,555.5	692,018.31		1,195,096.25			757,500	486,500	500,000
Average Annual Return, Percent		44.13%				13.95%	12.33%
C000248571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class A
Account Value	$ 11,213.27	$ 11,213.27	11,213.27	11,213.27	11,213.27	$ 11,213.27	$ 11,213.27	11,213.27	11,213.27	11,213.27	11,213.27	11,213.27	$ 11,042.65	$ 10,521.32	$ 10,189.57	$ 10,549.76	$ 9,952.6	$ 9,137.44	$ 9,478.67
Average Annual Return, Percent	12.13%
C000248571 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class A—excluding sales load
Average Annual Return, Percent	18.30%
C000248567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class C
Account Value	$ 11,680	$ 11,680	11,680	11,680	11,680	11,680	11,680	11,680	11,680	11,680	11,680	11,680	11,610	11,070	10,720	11,110	10,490	9,640	10,000
Average Annual Return, Percent	16.80%
C000248567 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	17.80%
C000248568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class I
Account Value	$ 11,830	$ 11,830	11,830	11,830	11,830	11,830	11,830	11,830	11,830	11,830	11,830	11,830	11,650	11,100	10,750	11,130	10,500	9,640	10,000
Average Annual Return, Percent	18.30%
C000248569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class Y
Account Value	$ 592,500	$ 592,500	592,500	592,500	592,500	592,500	592,500	592,500	592,500	592,500	592,500	592,500	583,500	556,000	537,500	557,000	525,000	482,000	500,000
Average Annual Return, Percent	18.50%
C000248570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Concentrated Equity Fund Class Z
Account Value	$ 592,500	$ 592,500	592,500	592,500	592,500	592,500	592,500	592,500	592,500	592,500	592,500	592,500	583,000	555,500	537,500	557,000	525,000	482,000	500,000
Average Annual Return, Percent	18.50%
C000248576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class A
Account Value	$ 11,289	$ 11,289	11,289	11,289	11,289	11,289	11,289	11,289	11,289	11,289	11,289	11,289	11,118.48	10,483.41	10,189.57	10,587.67	9,886.25	9,090.04	9,478.67
Average Annual Return, Percent	12.89%
C000248576 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class A—excluding sales load
Average Annual Return, Percent	19.10%
C000248572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class C
Account Value	$ 11,760	$ 11,760	11,760	11,760	11,760	11,760	11,760	11,760	11,760	11,760	11,760	11,760	11,690	11,030	10,730	11,150	10,420	9,590	10,000
Average Annual Return, Percent	17.60%
C000248572 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class C—excluding contingent deferred sales charges
Average Annual Return, Percent	18.60%
C000248573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class I
Account Value	$ 11,910	$ 11,910	11,910	11,910	11,910	11,910	11,910	11,910	11,910	11,910	11,910	11,910	11,730	11,060	10,750	11,170	10,430	9,590	10,000
Average Annual Return, Percent	19.10%
C000248574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class Y
Account Value	$ 596,500	$ 596,500	596,500	596,500	596,500	596,500	596,500	596,500	596,500	596,500	596,500	596,500	587,500	554,000	538,000	559,000	522,000	480,000	500,000
Average Annual Return, Percent	19.30%
C000248575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger AI Enablers & Adopters Fund Class Z
Account Value	$ 596,500	$ 596,500	596,500	596,500	596,500	596,500	596,500	596,500	596,500	596,500	596,500	596,500	587,500	554,000	538,000	559,000	522,000	480,000	500,000
Average Annual Return, Percent	19.30%
MSCI ACWI Index ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index ex USA
Account Value	$ 16,757.22	$ 16,757.22	16,757.22	16,757.22	16,757.22	$ 16,757.22	16,757.22	16,757.22	16,757.22	16,757.22	16,757.22	$ 16,757.22								13,407.57	11,900.54		15,731.16			12,079.91	12,349.83		11,042.38		11,976.14			9,642.43	9,573.64		10,000
Average Annual Return, Percent		24.98%				6.29%						5.30%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	$ 33,950.48	11,414.48019	11,100.34055	10,874.15806	11,062.21573	10,363.7022	9,778	10,000	24,598.75	22,333.51	500,000	26,155.03	10,000	500,000	18,301.25	16,681.39	10,000	14,591.05	500,000	13,592.51	500,000	500,000	10,994.31	10,519.95	500,000	10,000
Average Annual Return, Percent	11.68%	38.02%	8.23%	9.83%	13.31%	15.27%	15.34%	14.31%	14.40%	14.13%	13.10%	13.00%
Russell 3000 Healthcare Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Healthcare Index
Account Value	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97	$ 25,300.97								20,677.17	21,873.83		23,224.98			17,747.49	15,382.99		14,277.56		12,759.01			10,292.49	10,778	500,000	10,000
Average Annual Return, Percent		22.36%				10.46%					8.80%	9.73%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Account Value	21,889.58	$ 21,889.58	$ 21,889.58	21,889.58	21,889.58	$ 21,889.58	21,889.58	21,889.58	21,889.58	$ 21,889.58	$ 21,889.58	$ 21,889.58								16,037.45	17,361.82	$ 500,000	23,469			16,950.83	14,952.09		14,052.58		13,494.92		$ 500,000	10,301.76	10,352.38		10,000
Average Annual Return, Percent		36.49%	(0.84%)			7.92%				8.33%		8.15%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Account Value	28,880.01	$ 28,880.01	$ 28,880.01	$ 28,880.01	$ 28,880.01	$ 28,880.01	$ 28,880.01	28,880.01	28,880.01	$ 28,880.01	$ 28,880.01	$ 28,880.01								20,826.41	20,151.35		28,358.2	$ 10,000	$ 500,000	20,339.19	16,790.25	$ 10,000	14,117.67		13,301.06			10,535.85	10,493.56	$ 500,000	10,000
Average Annual Return, Percent		38.67%		1.98%	4.56%	11.46%	11.23%				10.82%	11.19%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Account Value	$ 44,811.68	$ 44,811.68	44,811.68	$ 44,811.68	$ 44,811.68	$ 44,811.68	$ 44,811.68	44,811.68	44,811.68	44,811.68	$ 44,811.68	$ 44,811.68	$ 11,414.48019	$ 11,100.34055	$ 10,874.15806	$ 11,062.21573	$ 10,363.7022	$ 9,778	$ 10,000	31,169.84	26,204.02		34,751.76			24,266.48	18,779.47		16,036.72		14,485.05			11,167.19	10,918.02		10,000
Average Annual Return, Percent	13.78%	43.77%				19.00%						16.18%
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Account Value	$ 24,742.64	$ 24,742.64	24,742.64	24,742.64	24,742.64	$ 24,742.64	24,742.64	24,742.64	$ 24,742.64	24,742.64	24,742.64	$ 24,742.64								18,436.33	19,366.52		26,668.52			19,448.35	15,979.61		14,296.72		$ 13,549.18	$ 500,000		$ 10,416.87	$ 10,416.95		$ 10,000
Average Annual Return, Percent		34.21%				9.14%			9.97%			9.48%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Growth Index
Account Value	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514	$ 1,412,514								$ 984,880.3	$ 839,482		$ 1,114,406			$ 780,341.7	$ 608,690.9		$ 523,200	$ 500,000
Average Annual Return, Percent		43.42%				18.34%		17.06%